Summary of Significant Accounting Policies - Accounts Receivable, Net (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 0.4	$ 0.6